Share-based Payments - Summary of Vesting Details of Stock Option (Detail) - Stock Options [Member] - EUR (€)	Oct. 11, 2017	Oct. 28, 2016	Mar. 14, 2016	Sep. 08, 2015	Mar. 24, 2015
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Date	Oct. 11, 2017	Oct. 28, 2016	Mar. 14, 2016	Sep. 08, 2015	Mar. 24, 2015
Vesting period	Graded	Graded	Graded	Graded	Graded
Plan expiration date	Nov. 10, 2027	Oct. 28, 2026	Mar. 14, 2026	Aug. 09, 2025	Mar. 24, 2025
Number of options granted	1,220,000	2,773,028	2,060,602	1,982,300	1,892,300
Share entitlement per options	1	1	1	1	1
Exercise price (in euros per share)	€ 22.57	€ 17.90	€ 22.44	€ 27.55	€ 38.45
Valuation method used	Black-Scholes	Black-Scholes	Black-Scholes	Black-Scholes	Black-Scholes
Grant date share fair value (in euros per share)	€ 24.01	€ 16.42	€ 22.48	€ 28.59	€ 40.00
Expected volatility	65.60%	63.20%	62.80%	59.90%	59.80%
Average life of options	6.12	6.12	6.11	6.11	6.11
Discount rate	0.03%	0.00%	0.03%	0.42%	0.16%
Expected dividends	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value per options (in euros per share)	€ 14.30	€ 8.96	€ 12.65	€ 15.86	€ 22.02